Fair value of financial assets and liabilities - Income or expense from financial instruments by category (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	₩ 656,081	₩ 590,479	₩ 252,528
Financial assets at FVTOCI	435,400	478,832	503,449
Securities at amortized cost	324,256	383,922	437,755
Loans and other financial assets at amortized cost	9,191,868	8,283,791	9,627,852
Financial liabilities at amortized cost	(2,899,387)	(3,516,023)	(4,682,722)
Net derivatives (Designated for hedging)	72,493	(74,213)	36,982
Total	7,780,711	6,146,788	6,175,844
Interest Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	45,803	48,612	50,277
Financial assets at FVTOCI	381,814	437,527	474,751
Securities at amortized cost	324,920	382,988	436,340
Loans and other financial assets at amortized cost	9,142,212	8,654,726	9,615,060
Financial liabilities at amortized cost	(2,901,592)	(3,516,023)	(4,682,722)
Net derivatives (Designated for hedging)	0	0	0
Total	6,993,157	6,007,830	5,893,706
Fees and Commissions Income(expense)
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	(156)	0	89,817
Financial assets at FVTOCI	1,343	311	0
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	494,296	376,872	296,435
Financial liabilities at amortized cost	2,205	0	0
Net derivatives (Designated for hedging)	0	0	0
Total	497,688	377,183	386,252
Net reversal (provision) of allowance for credit losses
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	0	0	0
Financial assets at FVTOCI	(4,909)	(1,529)	(3,297)
Securities at amortized cost	(664)	934	1,415
Loans and other financial assets at amortized cost	(551,957)	(792,250)	(385,758)
Financial liabilities at amortized cost	0	0	0
Net derivatives (Designated for hedging)	0	0	0
Total	(557,530)	(792,845)	(387,640)
Gain or loss on transaction and valuation
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	325,751	421,709	25,455
Financial assets at FVTOCI	32,624	24,138	11,015
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	107,317	44,443	102,115
Financial liabilities at amortized cost	0	0	0
Net derivatives (Designated for hedging)	72,493	(74,213)	36,982
Total	538,185	416,077	175,567
Others
Gains Losses On Financial Instruments [Line Items]
Financial assets at FVTPL	284,683	120,158	86,979
Financial assets at FVTOCI	24,528	18,385	20,980
Securities at amortized cost	0	0	0
Loans and other financial assets at amortized cost	0	0	0
Financial liabilities at amortized cost	0	0	0
Net derivatives (Designated for hedging)	0	0	0
Total	₩ 309,211	₩ 138,543	₩ 107,959